Property and Equipment, Net (Details) - CNY (¥)	1 Months Ended		6 Months Ended
	Jan. 31, 2022	Jul. 31, 2020	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses			¥ 27,617,000	¥ 39,125,000
Loss on disposal			1,496	¥ 21,313,000
Building carrying amount		¥ 44,087	¥ 79,900
Pledged term	6 years	2 years
Loan borrowed	¥ 32,043,000	¥ 9,800,000